Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 728,757	$ 417,094
Due to related parties	13,252	14,918
Jason Drummond [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	330,144	334,868
Due to related parties	$ 13,252	$ 14,918